Survey Expenses (Details) - CAD	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Survey Expenses Details
Charter Hire Revenue Earned	CAD (564,505)
Operating Expenses	1,185,359
Expense	620,854
Survey Projects	36,331	5,065,691	431,501
Total Survey Expenses	CAD 1,157,185	CAD 5,065,691	CAD 431,501